Schedule I — Parent Only Financial Information	12 Months Ended
Mar. 31, 2026
Schedule I — Parent Only Financial Information [Abstarct]
SCHEDULE I — PARENT ONLY FINANCIAL INFORMATION

SCHEDULE I — PARENT ONLY FINANCIAL INFORMATION

The following presents condensed parent company only financial information of Grande Group.

Condensed balance sheets
As of March 31, 2026 and 2025
(Stated in U.S. Dollars)

	2026	2025
ASSETS
Cash	$19,795	$6,423
Prepayments and other current assets	157,216	—
Due from a subsidiary	—	255,846
Total current asset	177,011	262,269

Investments in subsidiaries	11,865,444	1,538,469
TOTAL ASSETS	$12,042,455	$1,800,738

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	$64,294	—
Due to related parties	2,599,984	$1,800,625
Due to subsidiaries	896,983	—
TOTAL LIABILITIES	3,561,261	1,800,625

SHAREHOLDERS’ EQUITY
Class A Ordinary Shares, par value $0.00001 per share, 4,950,000,000 shares authorized; 19,906,250 and 17,750,000 shares issued and outstanding as of March 31, 2026 and 2025, respectively*	199	178
Class B Ordinary Shares, par value $0.00001 per share, 50,000,000 shares authorized; 5,000,000 and 5,000,000 shares issued and outstanding as of March 31, 2026 and 2025, respectively*	50	50
Subscription receivables	(128)	(128)
Additional paid-in capital	9,504,411	—
(Accumulated deficit) Retained earnings	(1,023,338)	13
Total shareholders’ equity	8,481,194	113

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$12,042,455	$1,800,738

*	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation

Condensed statements of operations
For the years ended March 31, 2026, 2025 and 2024
(Stated in U.S. Dollars)

	2026	2025	2024
Expenses
General and administrative expenses	$(694,904)	$—	$—
Total operating expenses	(694,904)	—	—

Other (expense) income
Interest income	86,206	13	—
Loss on disposal of equity securities	(414,653)	—	—
Total other (expense) income	(328,447)	13	—

(Loss) Income before taxes	(1,023,351)	13	—
Provision for income taxes	—	—	—
Net (loss) income	$(1,023,351)	$13	$—

Condensed statements of cash flows
For the years ended March 31, 2026, 2025 and 2024
(Stated in U.S. Dollars)

	2026	2025	2024
Cash flows from operating activities:
Net (loss) income	$(1,023,351)	$13	$—
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Allowance for expected credit loss	427	—	—
Loss on disposal of equity securities	414,653	—	—
Changes in operating assets and liabilities:
Prepayments and other current assets	(72,296)	—	—
Accrued expenses and other current liabilities	24,294	—	—
Net cash (used in) provided by operating activities	(656,273)	13	—

Cash flow from investing activities:
Incorporation of subsidiaries	(52)	—	—
Subscription of new shares of a subsidiary	(326,923)	—	—
Investment in equity securities	(500,000)	—	—
Acquisition of a subsidiary	(10,000,000)	—	—
Net cash used investing activities	(10,826,975)	—	—

Cash flow from financing activities:
Advance from related parties and subsidiaries	1,952,188	6,410	—
Net proceeds from initial public offering	9,778,479	—	—
Payments of offering costs related to initial public offering	(234,047)	—	—
Net cash provided by financing activities	11,496,620	6,410	—

Net increase in cash	13,372	6,423	—
Cash at beginning of the year	6,423	—	—
Cash at end of the year	$19,795	$6,423	$—

Supplementary cash flows information:
Non-cash investing and financing activities:
Dividends directly paid by a subsidiary to shareholders	$—	$769,231	$—
Investment in a subsidiary recorded in amounts due to related parties	$—	$7	$—
Recognition of deferred initial public offering costs recorded in accrued expenses and other liabilities	$40,000	$—	$—

(i)	Basis of presentation

The Company was incorporated in the BVI on August 6, 2020 as an investment holding company.

The condensed parent company financial information of the Company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements.

(ii)	Restricted net assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of Grande Group exceed 25% of the consolidated net assets of Grande Group. A significant portion of the Company’s operations and revenue are conducted and generated by its operating subsidiaries, including Grande Capital, which is licensed by the Securities and Futures Commission of Hong Kong, and Shenzhen Zhenjing Investment Consulting Co., Ltd., a wholly-owned subsidiary incorporated in the Chinese Mainland. The ability of these operating subsidiaries to pay dividends to the Company may be restricted due to applicable regulatory requirements. Grande Capital is subject to the minimum paid-up capital and liquid capital requirements imposed under the Hong Kong Securities and Futures Ordinance to maintain its business license. In addition, distributions by the Chinese Mainland subsidiary are subject to the applicable laws and regulations of the Chinese Mainland, including requirements relating to statutory reserves and the availability of retained earnings for distribution.

As of March 31, 2026 and 2025, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.